Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2:- SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”).

a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

b.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiary. Intercompany accounts and transactions have been eliminated.

c.	Functional currency, presentation currency and foreign currency:

1.	Functional currency and presentation currency:

From the Company’s inception through January 1, 2018, the Company’s functional and presentation currency was the New Israeli Shekel (“NIS”). Management conducted a review of the functional currency of the Company and decided to change its functional and presentation currency to the U.S. dollar (“dollar”, “USD” or “$”) from the NIS effective January 1, 2018. These changes were based on an assessment by Company management that the USD is the primary currency of the economic environment in which the Company operates.

In determining the appropriate functional currency to be used, the Company followed the guidance in Accounting Standard Codification (“ASC”) 830, “Foreign Currency Matters”, which states that factors relating to sales, costs and expenses, financing activities and cash flows, as well as other potential factors, should be considered. In this regard, the Company is incurring and expects to continue to incur a majority of its expenses in USD as a result of its expanded clinical trials including Phase 3 trials. These changes, as well as the fact that the majority of the Company’s available funds are in USD, the Company’s principal source of financing is the U.S. capital market, and all of the Company’s budgeting is conducted solely in U.S. dollars, led to the decision to make the change in functional currency as of January 1, 2018, as indicated above.

2.	Transactions, assets and liabilities in foreign currency:

Transactions and balances denominated in U.S. dollars are presented at their original amounts. Monetary accounts denominated in currencies other than the dollar are re-measured into dollars in accordance with ASC No. 830, “Foreign Currency Matters”. All transaction gains and losses from the re-measurement of monetary balance sheet items are reflected in the consolidated statement of comprehensive loss as financial income or expenses, as appropriate.

d.	Cash equivalents:

The Company considers all highly liquid investments, which are readily convertible to cash with a maturity of three months or less at the date of acquisition, to be cash equivalents.

e.	Account receivables and prepaid expenses:

Prepaid expenses are composed mainly from active pharmaceutical ingredients and clinical trial drug-kits which are expensed based on the percentage of completion method of the related clinical trials.

f.	Account receivables and prepaid expenses:

Long-term lease deposits include mainly long-term deposits for the Company’s leased vehicles.

g.	Property, plant and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

	%	Mainly %

Laboratory equipment and Leasehold improvements	10

Computers, office furniture and equipment	6 - 33	33

Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including extension option held by the Company and intended to be exercised) and the expected life of the improvement.

h.	Impairment of long-lived assets:

Property and equipment are reviewed for impairment in accordance with ASC 360, “Property, Plant and Equipment,” whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. As of December 31, 2020, and 2019, no impairment indicators have been identified.

i.

Revenue recognition:

As of January 1, 2018, the Company initially adopted Topic 606 – “Revenue from Contracts with Customers”. The Company elected to apply the provisions of the standard using the modified retrospective method with the application of certain practical expedients and without restatement of comparative data.

The Company generates revenues from distribution agreements. Such revenues comprise of upfront license fees, milestone payments and potential royalty payments.

Revenue from contracts with customers is recognized when the control over the goods or services is transferred to the customer. The transaction price is the amount of the consideration that is expected to be received based on the contract terms, excluding amounts collected on behalf of third parties (such as taxes).

Revenue from contracts with strategic partners are recognized over time as the Company satisfies the performance obligations. The Company usually accepts long-term upfront payment from its strategic partners. Contract liabilities for those upfront payments are recognized as revenue over time.

The Company identified four components in its contracts: (i) performing the research and development services through regulatory approval; (ii) exclusive licensing to distribute the product; (iii) participation in joint steering committee; and, (iv) royalties resulting from future sales of the product.

In several contracts components (i) – (iii) were analyzed and concluded to be one performance obligation. Consequently, revenue from these components is recorded based on the term of the research and development services (which is the last deliverable in the arrangement). Component (iv) was not accounted as part of the research and development services and will be recognized entirely upon the Company reaching the sales stage. The useful life, depreciation method and residual value of a liability are reviewed at least each year-end. Revenues from royalties are recognized as they occur in accordance with the substance and terms of the relevant agreement.

In other contracts, the Company determined the license to the IP to be a functional IP that has significant standalone functionality. The Company is not required to continue to support, develop or maintain the intellectual property transferred and will not undertake any activities to change the standalone functionality of the IP. Therefore, the license to the IP is a distinct performance obligation and as such revenue is recognized at the point in time that control of the license is transferred to the customer.

The Company receives long-term advances. The transaction price for such contracts is discounted, using the rate that would be reflected in a separate financing transaction between the Company and its advances at contract inception, to take into consideration the significant financing component. Contract liabilities due to the upfront payments are recognized as revenue when the Company performs it obligations under the contract.

Revenue Recognition – Contract Balances

Contract liabilities include amounts received from customers for which revenue has not yet been recognized. Contract liabilities amounted to $2,490 and $2,891 as of December 31, 2020 and December 31, 2019, respectively and are presented under deferred revenues. During the year ended December 31, 2020, the Company recognized revenues in the amount of $763 which have been included in the contract liabilities at December 31, 2019.

j.	Research and development expenditures:

Research and development costs are expensed as incurred. Research and development costs include payroll and personnel expenses, consulting costs, external contract research and development expenses, raw materials, drug product manufacturing costs, and allocated overhead including depreciation and amortization, rent, and utilities. Research and development costs that are paid in advance of performance are capitalized as a prepaid expense and amortized over the service period as the services are provided.

k.	Fair value measurement:

The Company applies ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”). Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent from the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the inputs as follows:

Level 1 - Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

Level 2 - Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The carrying amounts of cash and cash equivalents, other accounts receivable and prepaid expenses, trade payables and other accounts payable and accrued expenses approximate their fair value due to the short-term maturity of such instruments. Some of the inputs to these models are unobservable in the market and are significant. The Company has financial assets measured using Level 1 inputs. See Note 4 and Note 8.

l.	Legal and other contingencies

From time to time the Company is involved in claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss. As of December 31, 2020, and 2019, the Company is not a party to any litigation that could have a material adverse effect on the Company’s business, financial position, results of operations or cash flows. Legal costs incurred in connection with loss contingencies are expensed as incurred.

m.	Severance pay:

The Company’s liability for severance pay is pursuant to Section 14 of the Severance Compensation Act, 1963 (“Section 14”), pursuant to which all the Company’s employees are included under Section 14, and are entitled only to monthly deposits, at a rate of 8.33% of their monthly salary, made in the employee’s name with insurance companies. Under Israeli employment law, payments in accordance with Section 14 release the Company from any future severance payments in respect of those employees. The fund is made available to the employee at the time the employer-employee relationship is terminated, regardless of cause of termination. The severance pay liabilities and deposits under Section 14 are not reflected in the consolidated balance sheets as the severance pay risks have been irrevocably transferred to the severance funds.

Severance pay expense for the year ended December 31, 2020, 2019 and 2018 amounted to $46, $42 and $42, respectively.

n.	Share-based payment transactions:

The Company accounts for stock-based compensation in accordance with ASC 718, “Compensation - Stock Compensation” (“ASC 718”), which requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s consolidated statement of comprehensive loss.

The Company recognizes compensation expenses for the value of its awards granted based on the vesting attribution approach over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The Company estimates the fair value of share options granted using the Binomial option pricing model. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon historical volatility of the Company. The expected option term represents the period that the Company’s stock options are expected to be outstanding and is determined based on the simplified method until sufficient historical exercise data will support using expected life assumptions. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

o.	Taxes on income:

The Company accounts for income taxes in accordance with ASC No. 740, “Income Taxes”, (“ASC 740”) which prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value. As of December 31, 2020, and 2019, a full valuation allowance was provided by the Company.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. As of December 31, 2020, and 2019, no liability for unrecognized tax benefits was recorded as a result of the implementation of ASC 740.

p.	Loss per share:

Basic loss per share is calculated based on the weighted average number of ordinary shares outstanding during each year. Diluted net loss per share is calculated based on the weighted average number of ordinary shares outstanding during each year, plus dilutive potential in accordance with ASC 260, “Earnings per Share.”

All outstanding share options and warrants for the years ended December 31, 2020, 2019 and 2018 have been excluded from the calculation of the diluted net loss per share, because all such securities are anti-dilutive for all periods presented.

To compute diluted loss per share for the years ended December 31, 2020, December 31, 2019 and December 31, 2018, the total number of 11,923,400, 2,673,400 and 1,437,400 shares, respectively subject to outstanding unlisted options have not been considered since they have anti-dilutive effect.

q.	Recently adopted and recently issued accounting pronouncements

1.

In June 2016, FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 amends the impairment model to utilize an expected loss methodology in place of the currently used incurred loss methodology, which will result in the more timely recognition of losses. ASU 2016-13 requires that expected credit losses relating to financial assets be measured on an amortized cost basis be recorded through an allowance for credit losses. ASU 2016-13 also requires an investor to determine whether a decline in the fair value below the amortized cost basis (i.e., impairment) of an available for sale debt security is due to credit-related factors or noncredit-related factors. Any impairment that is not credit related is recognized in OCI, net of applicable taxes. However, if an entity intends to sell an impaired available for sell debt security or more likely than not will be required to sell such a security before recovering its amortized cost basis, the entire impairment amount must be recognized in earnings with a corresponding adjustment to the security’s amortized cost basis. Credit-related impairment is recognized as an allowance on the balance sheet with a corresponding adjustment to earnings. The Company adopted ASU 2016-13 using the modified retrospective approach as of January 1, 2020. The adoption by the Company of the new guidance did not have a material impact on its consolidated financial statements.

2.	In August 2020, the FASB issued ASU No. 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (ASU 2020-06), which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts in an entity’s own equity. Among other changes, ASU 2020-06 removes from GAAP the liability and equity separation model for convertible instruments with a cash conversion feature and a beneficial conversion feature, and as a result, after adoption, entities will no longer separately present in equity an embedded conversion feature for such debt. Similarly, the embedded conversion feature will no longer be amortized into income as interest expense over the life of the instrument. Instead, entities will account for a convertible debt instrument wholly as debt unless (1) a convertible instrument contains features that require bifurcation as a derivative under ASC Topic 815, Derivatives and Hedging, or (2) a convertible debt instrument was issued at a substantial premium. Additionally, ASU 2020-06 requires the application of the if-converted method to calculate the impact of convertible instruments on diluted earnings per share (EPS). ASU 2020-06 is effective for fiscal years beginning after December 15, 2021, with early adoption permitted for fiscal years beginning after December 15, 2020 and can be adopted on either a fully retrospective or modified retrospective basis. The Company is currently evaluating the impact of the new guidance on its consolidated financial statements.